Annual Operating Expenses {- Communication Services Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Communication Services Portfolio - VIP Communication Services Portfolio-Investor VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.73%